Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

June 28, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)
File Nos. 33-72424, 811-8194
Post-Effective Amendment No. 116

Ladies and Gentlemen:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 116 to the Trust’s 1933 Act Registration Statement on Form N-1A (“PEA 116”) and Amendment No. 117 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) in order to incorporate changes resulting from revisions to the principal investment strategies for each of the Redmont Resolute Fund I and Redmont Resolute Fund II (the “Funds”), two series of the Trust. Each Fund currently pursues its objective primarily by allocating its assets among (i) investment sub-advisers (“Sub-Advisers”) who manage alternative or hedging investment strategies and (ii) other open-end investment companies registered under the 1940 Act that use alternative or hedging strategies (“Underlying Funds”). The changes being incorporated into the principal investment strategies for each Fund in PEA 116 will allow for a third approach. In addition to Sub-Advisers and Underlying Funds, upon the effectiveness of PEA 116 each Fund may also pursue its investment objective through derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties, for the purposes of seeking economic exposure to alternative or hedging strategies.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0864, or my paralegal, Jennifer Craig, at 720.917.0611.

Sincerely,

/s/ David T. Buhler
David T. Buhler
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP